FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements (Tables) [Table]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis by Level of Fair Value Hierarchy
	March 31, 2026
	Level 3		Total
Financial Liabilities
Private Warrants to purchase ordinary shares	$	*	$	*
Promissory Notes		$1,553		$1,553

	December 31, 2025
	Level 3		Total
Financial Liabilities
Private Warrants to purchase ordinary shares	$	*	$	*
Promissory Notes		$1,568		$1,568

	December 31, 2025
	Level 3		Total
Financial Liabilities
Private Warrants to ordinary shares	$	*	$	*
Promissory Notes		$1,568		$1,568

	December 31, 2024
	Level 3	Total
Financial Liabilities
Private Warrants to ordinary shares	$2	$2
Promissory Notes	$3,965	$3,965

Schedule of Fair Value of Liabilities Classified Under Level 3
	Three months ended March 31
	2026				2025
	Promissory Notes	Private Warrants to purchase ordinary shares			Promissory Notes	Private Warrants to purchase ordinary shares
Fair value at the beginning of the period	$1,568	$	*		$3,965	$2
Change in fair value	(15)		(	*)	93	(1)
Repayments	-		-		(709)	-
Conversion to equity	-		-		(356)	-
Fair value at the end of the period	$1,553	$	*		$2,993	$1

	2025
	Promissory Notes	Private Warrants to purchase ordinary shares
Fair value at the beginning of the year	$3,965		$2
Change in fair value	292		(2)
Repayments	(709)		-
Conversion to equity	(1,980)		-
Fair value at the end of the year	$1,568	$	*

* Represents an amount less than $1

	2024
	Promissory Notes	Warrants to purchase preferred shares		Private Warrants to purchase ordinary shares
Fair value at the beginning of the year	$-		$200	$-
Issuance	4,622		-	1,130
Change in fair value	(407)		134	(1,128)
Repayments	(250)		-	-
Conversion to equity	-		(334)	-
Fair value at the end of the year	$3,965	$	-,-	$2

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs
March 31, 2026
Volatility*	115.5%
Risk Free Rate	3.7%

* The estimation of the volatility was based on the volatility of the Company’s daily share prices for a period equal to the term of the Promissory Note.

	December 31,	December 31,
	2025	2024
Volatility	100.41%	77.69%
Term (years)	3.62	4.62
Dividend yield	0%	0%